Pension Plans and Retiree Benefits - Schedule of Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Plans (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Defined Benefit
Defined Benefit Plan Disclosure
Expected employer contributions, 2021	$ 16
Expected benefit payments:
2021	90
2022	91
2023	88
2024	89
2025	90
2026 - 2030	466
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Expected employer contributions, 2021	0
Expected benefit payments:
2021	25
2022	22
2023	22
2024	21
2025	21
2026 - 2030	$ 110